Cash and cash equivalents (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Cash and cash equivalents
Cash		$ 2,916,936		$ 1,456,207	$ 602,074
Total cash and cash equivalents	$ 181,737	3,429,873	$ 156,782	2,958,902	2,333,007	$ 3,005,792
Bank notes
Cash and cash equivalents
Cash equivalents		512,027		630,537	1,269,090
Commercial paper
Cash and cash equivalents
Cash equivalents				217,074	139,870
Money market investment funds
Cash and cash equivalents
Cash equivalents		$ 910		$ 655,084	$ 321,973